UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/06

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   February 1, 2007
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  29

Form 13F Information Table Value Total:	 $356,907
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	  005208103	 8,053	  497,101  SH	       Sole		497,101	   0	0
AURORA OIL & GAS CORPORATION	COM	  052036100	 3,050	  950,000  SH	       Sole		950,000	   0	0
BJ SERVICES CO			COM	  055482103	 8,989	  306,594  SH	       Sole		306,594	   0	0
BIRCH MOUNTAIN RESOURCES LTD.	COM	  09066X109	   500	  200,000  SH	       Sole		200,000	   0	0
CARRIZO OIL & GAS INC		COM	  144577103	 5,467	  188,382  SH	       Sole		188,382	   0	0
CANO PETE INC			COM	  137801106	 5,235	  955,231  SH	       Sole		955,231	   0	0
CECO ENVIRONMENTAL CORP		COM	  125141101	 2,061	  229,729  SH	       Sole		229,729	   0	0
CHESAPEAKE ENERGY CORP		COM	  165167107	24,395	  839,770  SH	       Sole		839,770	   0	0
EVERGREEN SOLAR INC		COM	  30033R108	 5,314	  701,961  SH	       Sole		701,961	   0	0
ENVIRONMENTAL POWER CORP	COM NEW	  29406L201	 6,487	  733,047  SH	       Sole		733,047	   0	0
EVERGREEN ENERGY INC		COM	  30024B104	18,389 	1,848,113  SH          Sole	      1,848,113	   0	0
EXPLORATION CO			COM NEW	  302133202	10,334	  774,699  SH	       Sole		774,699	   0	0
GASTAR EXPLORATION LTD		COM	  367299104	 3,008	1,399,000  SH          Sole	      1,399,000	   0	0
KODIAK OIL & GAS CORP		COM	  50015Q100	 5,386	1,373,370  SH          Sole	      1,373,370	   0	0
MCDERMOTT INTERNATIONAL INC	COM	  580037109	50,970	1,002,170  SH          Sole	      1,002,170	   0	0
NATIONAL-OILWELL VARCO INC	COM	  637071101	 7,168	  117,170  SH	       Sole		117,170	   0	0
NOBLE DRILLING CORP		SHS	  G65422100	18,588	  244,098  SH	       Sole		244,098	   0	0
OIL SVC HOLDRS TR		COM	  678002106	30,725	  220,000  SH	PUT    Sole		220,000	   0	0
QUICKSILVER RESOURCES INC	COM	  74837R104	 8,686	  237,391  SH	       Sole		237,391	   0	0
QUESTAR CORP			COM	  748356102	13,265	  159,729  SH	       Sole		159,729	   0	0
RANGE RES CORP			COM	  75281A109	 8,915	  324,645  SH	       Sole		324,645	   0	0
SUPERIOR ENERGY SVCS INC	COM	  868157108	 6,646	  203,354  SH	       Sole		203,354	   0	0
SUNPOWER CORP			COM CL A  867652109	 2,044	   55,000  SH	       Sole		 55,000	   0	0
SOUTHWESTERN ENERGY CO		COM	  845467109	20,182	  575,800  SH	       Sole		575,800	   0	0
TRANSOCEAN INC			ORD	  G90078109	12,609	  155,884  SH	       Sole		155,884	   0	0
ULTRA PETROLEUM CORP		COM	  903914109	44,162	  924,854  SH	       Sole		924,854	   0	0
U S ENERGY CORP WYO		COM	  911805109	 1,651	  327,000  SH	       Sole		327,000	   0	0
WEATHERFORD INTERNATIONAL INC	COM	  G95089101	22,093	  528,673  SH	       Sole		528,673	   0	0
WESTSIDE ENERGY CORPORATION	COM	  96149R100	 2,535	1,748,480  SH          Sole	      1,748,480    0	0